Inventories - Schedule of Inventories Provision for Obsolescence (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [abstract]
Beginning balance		$ (210.3)	$ (95.6)	$ (170.7)
Additions		(45.6)	(42.2)	(50.3)
Disposals	[1]	84.0	23.9	29.8
Reversals		17.3	1.7
Foreign exchange loss		1.6	(3.4)	0.9
Assets held for sale		2.1	(94.7)	94.7
Ending balance		$ (150.9)	$ (210.3)	$ (95.6)

[1]	Disposals relates to obsolete materials and parts sold by the Company during the year.